14. STOCK HOLDERS' EQUITY (Details 1) (USD $)	7 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Exercise Price		$ 6.43
Warrants Outstanding		2,415,700
Weighted Average Life of Outstanding Warrants In Months		26 months
Series A Warrants
Exercise Price	$ 5.00	$ 10.00
Warrants Outstanding	10,600	973,000
Weighted Average Life of Outstanding Warrants In Months	58 months	22 months
Date of Expiration	2018-10-31	2016-07-31
Series B Warrants
Exercise Price	$ 1.00	$ 5.00
Warrants Outstanding	973,000	42,700
Weighted Average Life of Outstanding Warrants In Months	31 months	49 months
Date of Expiration	2016-07-31	2018-10-31
Series C Warrants
Exercise Price	$ 1.04	$ 4.00
Warrants Outstanding	983,600	1,400,000
Weighted Average Life of Outstanding Warrants In Months	31 months	28 months
Date of Expiration		2017-01-21